Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details)	3 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%
State tax, net of federal tax effect	5.75%
Valuation allowance	(27.00%)
Effective tax rate	0.00%